Equity - Summary of equity (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Share capital and share premium
Share capital	€ 39	€ 39
Share premium	17,116	17,105
Total share capital and share premium	17,155	17,144
Disclosure Of Financial Assets [Line Items]
Revaluation reserve: Cash flow hedge	(2,230)	(153)
Revaluation reserves credit liability	140	(80)
Revaluation reserve: Property in own use	192	208
Net defined benefit asset/liability remeasurement reserve	(180)	(212)
Currency translation reserve	(1,934)	(3,483)
Share of associates and joint ventures and other reserves	3,443	3,416
Treasury shares	(1,977)	(1,612)
Total other reserves	(1,413)	(540)
Retained earnings	40,167	35,462
Shareholders' equity (parent)	55,910	52,066
Non-controlling interests	413	736
Equity	56,323	52,802	€ 54,883	€ 52,640
Debt securities [member]
Disclosure Of Financial Assets [Line Items]
Revaluation reserves: financial assets	(245)	96
Equity securities [member]
Disclosure Of Financial Assets [Line Items]
Revaluation reserves: financial assets	€ 1,377	€ 1,282